Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Super Voting Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share		$ 0	$ 0
Number of shares authorised		500,000	500,000
Number of shares issued		500,000	500,000
Number of shares outstanding		500,000	500,000
Subordinate Voting Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share		$ 0	$ 0
Number of shares authorized unlimited		Unlimited	Unlimited
Number of shares issued		270,033,270	270,033,270
Number of shares outstanding		194,085,616	194,085,616
Proportionate Voting Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share		$ 0	$ 0
Number of shares authorized unlimited	[1]	Unlimited	Unlimited
Number of shares issued		20,667,206	20,667,206
Number of shares outstanding		29,311,088	29,311,088
Shares converted basis		1-to-200
Special Subordinate Voting Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share		$ 0	$ 0
Number of shares authorised	[2]	639	639
Number of shares issued		639	639
Number of shares outstanding		639	639
Shares converted basis		1-to-0.00001

[1]	Proportionate Voting Shares (“PVS”) presented on an “as-converted” basis to Subordinate Voting Shares (“SVS”) (1-to-200)
[2]	Special Subordinate Voting Shares (“SSVS”) presented on an “as-converted” basis to SVS (1-to-0.00001)